Share-based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 shares	Dec. 31, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	¥ 45,633,820	$ 6,993,689	¥ 87,299,053	¥ 57,981,487
Total intrinsic value of options exercised	10,723,410	$ 1,643,434	¥ 338,242,304	¥ 155,850,409
Unrecognized compensation expense relating to unvested share options	¥ 58,896,785					$ 9,026,327
Weighted average period over which unrecognized compensation is expected to be recognized	2 years 7 months 17 days	2 years 7 months 17 days
2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted	878,125	878,125	3,142,500		15,299,019
Options expiration period					10 years
2016 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period					3 years
2016 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period					5 years
2016 Plan [Member] | Replacement Awards for 2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted					12,364,319